Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Entity Information [Line Items]
Schedule of Components of Income Tax Expense (Benefit)
The income tax provision consisted of the following:

(In thousands, except effective tax rate)	Nine Months Ended September 30,
	2014	2013
Income (loss) before income tax provision (benefit)	(22,107)	(136)
Income tax provision (benefit)	(4,069)	(60)
Effective tax rate	18%	44%

Predecessor
Entity Information [Line Items]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

In thousands	Current	Deferred	Total
Year ended December 31, 2013:
U.S. federal	$—	$(329)	$(329)
State and local	—	42	42
Foreign	165	34	199
Total	$165	$(253)	$(88)
Year ended December 31, 2012:
U.S. federal	$—	$(1,094)	$(1,094)
State and local	—	(176)	(176)
Total	$—	$(1,270)	$(1,270)

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense (benefit) differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to loss before income taxes.

	For the year ended December 31,
	2013	2012
Income tax at U.S. federal statutory rate	(35.0)%	(35.0)%
Increase (reduction) in income taxes:
State income taxes, net of U.S. federal benefit	11.2%	(6.7)%
Grants in lieu of tax credits—U.S. federal	—%	(242.6)%
Grants in lieu of tax credits—state, net of U.S. federal benefit	—%	(38.0)%
Effective tax expense (benefit) rate	(23.8)%	(322.3)%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
In thousands	2013	2012
Deferred tax assets:
Net operating losses and tax credit carryforwards	$6,745	$2,733
Deferred revenue	2,575	2,130
Solar energy systems	44,218	33,182
Total deferred tax assets	53,538	38,045
Deferred tax liabilities:
Property and equipment	21,546	18,082
Solar energy systems	36,425	24,378
Other	2,039	57
Total deferred tax liabilities	60,010	42,517
Net deferred tax liabilities	$6,472	$4,472